Earnings (Loss) Per Share (EPS)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Earnings/(Loss) Per Share (EPS)

11.Earnings Per Share (EPS)

Basic EPS – Common Shares:

	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$6,359,246

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Net income per common share, basic	$0.39	$0.28

Diluted EPS – Common Shares:

	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	-	937,012
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$7,296,258

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Effect of Series B-1 Preferred Shares, if converted to common shares	-	5,746,557
Weighted average number of common shares outstanding, diluted	16,014,439	28,475,900

Net income per common share, diluted	$0.39	$0.26

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of the Series B-1 Preferred Shares, are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 530,335 (June 30, 2012: 290,001) non-vested share awards and 1,333,333 (June 30, 2012: 1,333,333) warrants in calculating dilutive EPS for its common shares as of June 30, 2013, as they were anti-dilutive.